Inventories, Net - Schedule of Inventory Write-Down (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Inventory Write-Down [Abstract]
Balance at beginning of the year presented		$ (12,288)
Write offs during the year		12,378
Foreign currency translation adjustment		(90)
Balance at end of the year presented